Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Investment securities held to maturity, fair value	$ 2,377	$ 2,155
Equity
Preferred stock, liquidation value per share (in dollars per share)	$ 1,000	$ 1,000
Preferred stock, authorized (in shares)	1,000,000	1,000,000
Preferred stock, issued (in shares)	20,000	20,000
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10
Common stock, authorized (in shares)	15,000,000	15,000,000
Common stock, issued (in shares)	6,208,259	6,193,710
Treasury stock, shares (in shares)	210,900	210,900